Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SSGA FUNDS
Prospectus Date	rr_ProspectusDate	Jun. 24, 2014
SSgA Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SSgA EMERGING MARKETS FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	SSgA Emerging Markets Fund seeks to provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in State Street Funds that offer Class A shares. More information about these and other discounts is available from your financial professional and in the “Investing in SSgA Fund Shares” section on page 38 of the Fund’s Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

		During the most recent fiscal year, the fund’s turnover rate was 56% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. There is no CDSC on Class C shares redeemed more than one year after purchase. A 1.00% CDSC may be assessed on redemptions of Class C Shares during the first year only.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in State Street Funds that offer Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities issued by companies domiciled or doing a substantial portion of their business in countries determined by the fund’s adviser to have a developing or emerging economy or securities market. An emerging market is any market included in the MSCI Emerging Markets Index, the fund’s benchmark.

The fund’s adviser employs a proprietary quantitative model to assist in country and stock selection, which the adviser believes are the keys to achieving the fund’s objective. This model is intended to help determine the relative attractiveness of the countries and securities within the fund’s investment universe. In addition, the model assists the adviser in controlling the fund’s exposure to risks relative to the fund’s benchmark. The model is based on the historical relationships of certain economic and financial factors applicable to issuers and/or countries (such as measures of value, sentiment and share price momentum) to past performance. It allows the adviser to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments. The adviser regularly reexamines the model and, when necessary, makes updates or adjustments to the economic and financial factors considered.

The adviser periodically rebalances the fund’s portfolio to reflect movements in the underlying factors. From time to time, the adviser will make a qualitative judgment to deviate from the model, but only if it believes that certain current information is not fully reflected in the model.

The fund may invest in equity securities, including common and preferred equity securities, publicly traded in the U.S. or in foreign countries in developed or emerging markets, securities convertible into common stocks, initial public offerings, equity swaps, equity futures, currency forwards, index swaps, structured equity notes, equity linked notes, American Depository Receipts and participation certificates.

The fund may use futures, forwards, swaps and certain other instruments to seek to generate returns. The fund’s use of futures, forwards, swaps and certain other instruments provides financial leverage. Through the use of leverage, the fund’s total investment exposure could far exceed the value of its portfolio holdings and its investment returns could depend upon the performance of equities and currencies that the fund does not own.

		The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment adviser, in order to manage its cash. The fund may take temporary defensive positions that are inconsistent with its principal investment strategies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investing in this fund may involve more risks, and consequently, the fund may have a more volatile share price, than a fund investing primarily in equity securities of large, established U.S. corporations.
  Risks Common to Funds Investing Principally in Equity Securities.
  Market, Industry and Specific Holdings—The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.
  Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell or value the securities at all.
  Use of a Quantitative Strategy. A quantitative investment strategy generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and performance may diminish, which may impair the fund’s ability to achieve its investment objective.
  Foreign Securities, including Emerging Market Securities. To the extent the fund holds securities of foreign issuers, financial information concerning those issuers may be unavailable or more limited than information generally available from U.S. issuers, and it may have difficulty selling the securities or protecting its investment. Foreign securities also tend to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates, and the inconvertibility of local currency into U.S. dollars. For emerging market equity securities, these risks tend to be greater than for securities of issuers located in more developed countries.
  Small and Mid-Cap Risk. Small and mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small or mid-sized companies could trail the returns on investments in stocks of larger companies.
  Sector. The fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than a fund that invests more broadly.
  American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). ADRs and GDRs held by the fund have the same currency and economic risks as the underlying shares they represent, as well as the risks associated with foreign securities.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Futures Risk. The risk of loss in trading futures contracts in some strategies is potentially unlimited. The entire amount invested in futures contracts could be lost. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a fund may invest. Participation in the futures markets, as well as the use of various forward contracts, involves investment risks and transaction costs to which the fund would not be subject absent the use of these strategies. If the investment adviser’s predictions of movements in the direction of the securities, fixed income or currencies markets are inaccurate, the adverse consequences to the fund may leave the fund in a worse position than if such strategies were not used.
  Forward Currency Contracts. The fund may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions to generate returns consistent with the fund’s investment objective and strategies. A forward contract involves an obligation to purchase or sell a specific currency at a future time and at a specified price. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Leverage Risk. There is a heightened risk of loss associated with the fund’s use of leverage. Leverage can exaggerate the effect of any increase or decrease in the value of securities held by the fund by creating additional investment exposure, as well as the potential for greater loss. The net asset value of the fund will be more volatile and sensitive to market movements as a result of the use of financial leverage.
  Structured Notes Risk. Structured notes and other related instruments purchased by the Fund are generally privately negotiated debt obligations where the amounts of principal and/or interest payments are determined by reference to the performance of a specific asset, such as an equity security, benchmark asset, market or interest rate (“reference measure”). The purchase of structured notes exposes the Fund to the credit risk of the issuer of the structured productas as to the underlying reference measure. Structured notes may be leveraged, increasing the volatility of each structured note’s value relative to the change in the reference measure. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.
  Swaps. A swap is a two-party contract that generally obligates one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.
  Participation Certificates. Participation certificates are issued by banks or broker-dealers and are designed to offer a return linked to a security, index of securities or other asset. Investments in participation certificates involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate and are subject to counterparty risk.
		Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows how the fund’s performance for Class N shares (formerly, Institutional shares) has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and compares the fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com. Performance history will be available for the Class A, Class C, Class I and Class K shares of the Fund after they have been in operation for one calendar year. Returns of these share classes could have been similar to the returns shown for Class N shares because the shares are invested in the same portfolio of securities. Returns would differ only to the extent that the new share classes do not have the same expenses as Class N shares. Class A and Class C shares are generally expected to incur higher expenses and Class I and Class K shares are generally expected to incur lower expenses than Class N shares.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the fund’s performance for Class N shares (formerly, Institutional shares) has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and compares the fund’s performance to the performance of a broad-based securities market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Class A, Class C, Class I and Class K shares of the Fund after they have been in operation for one calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 647-7327
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ssgafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund's past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns - SSgA Emerging Markets Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Results (2003-2012)	Lowest Quarterly Results (2003-2012)	Year-to- Date Ended
June 30, 2009: 31.26%	September 30, 2008: (29.94)%	September 30, 2013: (5.01)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ending December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions may be higher than returns before taxes for certain periods due to the effect of foreign tax credits.

		Fund returns after taxes on distributions and sale of fund shares may be higher than returns before taxes and/or returns after taxes on distributions for certain periods because it reflects the tax benefit an investor may receive as a result of the capital losses that would have been incurred on the sale of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund returns after taxes on distributions may be higher than returns before taxes for certain periods due to the effect of foreign tax credits.

Fund returns after taxes on distributions and sale of fund shares may be higher than returns before taxes and/or returns after taxes on distributions for certain periods because it reflects the tax benefit an investor may receive as a result of the capital losses that would have been incurred on the sale of fund shares.

		After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
SSgA Emerging Markets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.37%
1 year	rr_ExpenseExampleYear01	657
3 years	rr_ExpenseExampleYear03	936
5 years	rr_ExpenseExampleYear05	1,235
10 years	rr_ExpenseExampleYear10	2,085
1 year	rr_ExpenseExampleNoRedemptionYear01	657
3 years	rr_ExpenseExampleNoRedemptionYear03	936
5 years	rr_ExpenseExampleNoRedemptionYear05	1,235
10 years	rr_ExpenseExampleNoRedemptionYear10	2,085
SSgA Emerging Markets Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.12%
1 year	rr_ExpenseExampleYear01	315
3 years	rr_ExpenseExampleYear03	664
5 years	rr_ExpenseExampleYear05	1,139
10 years	rr_ExpenseExampleYear10	2,452
1 year	rr_ExpenseExampleNoRedemptionYear01	215
3 years	rr_ExpenseExampleNoRedemptionYear03	664
5 years	rr_ExpenseExampleNoRedemptionYear05	1,139
10 years	rr_ExpenseExampleNoRedemptionYear10	2,452
SSgA Emerging Markets Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.12%
1 year	rr_ExpenseExampleYear01	114
3 years	rr_ExpenseExampleYear03	356
5 years	rr_ExpenseExampleYear05	617
10 years	rr_ExpenseExampleYear10	1,363
1 year	rr_ExpenseExampleNoRedemptionYear01	114
3 years	rr_ExpenseExampleNoRedemptionYear03	356
5 years	rr_ExpenseExampleNoRedemptionYear05	617
10 years	rr_ExpenseExampleNoRedemptionYear10	1,363
SSgA Emerging Markets Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.92%
1 year	rr_ExpenseExampleYear01	94
3 years	rr_ExpenseExampleYear03	294
5 years	rr_ExpenseExampleYear05	510
10 years	rr_ExpenseExampleYear10	1,132
1 year	rr_ExpenseExampleNoRedemptionYear01	94
3 years	rr_ExpenseExampleNoRedemptionYear03	294
5 years	rr_ExpenseExampleNoRedemptionYear05	510
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,132
SSgA Emerging Markets Fund | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
2003	rr_AnnualReturn2003	53.97%
2004	rr_AnnualReturn2004	24.67%
2005	rr_AnnualReturn2005	37.28%
2006	rr_AnnualReturn2006	33.46%
2007	rr_AnnualReturn2007	40.95%
2008	rr_AnnualReturn2008	(56.33%)
2009	rr_AnnualReturn2009	70.25%
2010	rr_AnnualReturn2010	19.58%
2011	rr_AnnualReturn2011	(19.10%)
2012	rr_AnnualReturn2012	17.25%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.01%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Results (2003-2012)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Results (2003-2012)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.94%)
1 Year	rr_AverageAnnualReturnYear01	17.25%
5 Years	rr_AverageAnnualReturnYear05	(3.33%)	[4]
10 Years	rr_AverageAnnualReturnYear10	15.39%	[4]
SSgA Emerging Markets Fund | Return After Taxes on Distributions | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.38%
5 Years	rr_AverageAnnualReturnYear05	(3.57%)	[4]
10 Years	rr_AverageAnnualReturnYear10	14.73%	[4]
SSgA Emerging Markets Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.98%
5 Years	rr_AverageAnnualReturnYear05	(2.65%)	[4]
10 Years	rr_AverageAnnualReturnYear10	13.98%	[4]
SSgA Emerging Markets Fund | MSCI® Emerging Markets Index (Gross) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.63%
5 Years	rr_AverageAnnualReturnYear05	(0.61%)	[4]
10 Years	rr_AverageAnnualReturnYear10	16.88%	[4]
SSgA Emerging Markets Fund | MSCI® Emerging Markets Index (Net) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.22%
5 Years	rr_AverageAnnualReturnYear05	(0.92%)	[4]
10 Years	rr_AverageAnnualReturnYear10	16.52%	[4]

[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	The fund's investment adviser, SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM"), is contractually obligated until December 31, 2015 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 1.00% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund's Board of Trustees.
[3]	There is no CDSC on Class C shares redeemed more than one year after purchase. A 1.00% CDSC may be assessed on redemptions of Class C Shares during the first year only.
[4]	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.